revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2022
revenue from contracts with customers
Schedule of revenues

	June 30,	December 31,
As at (millions)	2022	2021
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period [1,2]
During the 12-month period ending one year hence	$2,380	$2,369
During the 12-month period ending two years hence	911	915
Thereafter	71	56
	$3,362	$3,340

1	Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.
2	IFRS-IASB requires the explanation of when we expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

Schedule of accounts receivable

		June 30,	December 31,
As at (millions)	Note	2022	2021
Customer accounts receivable		$2,196	$2,194
Accrued receivables – customer		377	313
Allowance for doubtful accounts	4(a)	(99)	(81)
		2,474	2,426
Accrued receivables – other		229	245
Accounts receivable – current		$2,703	$2,671

Schedule of contract assets

		Three months		Six months
Periods ended June 30 (millions)	Note	2022	2021	2022	2021
Balance, beginning of period		$790	$803	$837	$850
Net additions arising from operations		332	311	632	583
Amounts billed in the period and thus reclassified to accounts receivable		(360)	(331)	(708)	(655)
Change in impairment allowance, net	4(a)	1	2	2	5
Other		—	(1)	—	1
Balance, end of period		$763	$784	$763	$784
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence				$537	$537
The 12-month period ending two years hence				205	229
Thereafter				21	18
Balance, end of period				$763	$784
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets				$537	$537
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	24			(16)	(12)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	24			(114)	(113)
				$407	$412